Investment Securities - Disclosure of Unrealized Gains and Losses on Fair Value Through Other Comprehensive Income Securities (Detail) - Financial assets measured at fair value through other comprehensive income, category [member] - CAD ($)
$ in Millions
	Apr. 30, 2023	Jan. 31, 2023
Disclosure of financial assets [line items]
Cost	$ 86,632	$ 85,684
Gross unrealized gains	195	175
Gross unrealized losses	2,907	3,428
Fair value	83,920	82,431
Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost	9,520	10,122
Gross unrealized gains	8	6
Gross unrealized losses	239	266
Fair value	9,289	9,862
Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Cost	7,914	6,728
Gross unrealized gains	29	16
Gross unrealized losses	292	319
Fair value	7,651	6,425
U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost	34,925	36,609
Gross unrealized gains	54	75
Gross unrealized losses	1,522	1,849
Fair value	33,457	34,835
Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost	32,142	30,141
Gross unrealized gains	100	72
Gross unrealized losses	789	924
Fair value	31,453	29,289
Other debt [member]
Disclosure of financial assets [line items]
Cost	2,131	2,084
Gross unrealized gains	4	6
Gross unrealized losses	65	70
Fair value	$ 2,070	$ 2,020